Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$

Current income tax expense	-	-
Overprovision for prior years	(539,607)	-
Income tax expense	(539,607)	-